Summary of Employee Benefit Plans Expenses (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of defined benefit plans [line items]
Total	$ 127	$ 129	$ 432	$ 419
Principal pension plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	130	116	391	350
Net interest cost on net defined benefit liability	6	4	18	11
Defined benefit administrative expenses	3	3	8	8
Total	139	123	417	369
Principal post retirement benefit plan [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	5	7	13
Net interest cost on net defined benefit liability	3	4	8	13
Total	5	9	15	26
Other pension and post retirement benefit plans [member]
Disclosure of defined benefit plans [line items]
Service cost - benefits earned	2	2	6	6
Net interest cost on net defined benefit liability	4	7	14	21
Past service cost (credit)			1
Defined benefit administrative expenses	1	1	3	4
Total	$ 7	$ 10	$ 24	$ 31